UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22917

Absolute Shares Trust
 (Exact name of registrant as specified in charter)

Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.
Millington Securities, Inc.
331 Newman Springs Rd Suite 122
Red Bank, New Jersey 07701
 (Name and address of agent for service)

(732) 842-4920
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

WBI BullBear Rising Income 2000 ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 90.5%
Automobiles & Components - 4.0%
42,130	Harley-Davidson, Inc.	$1,908,489
Banks - 3.4%
20,058	IBERIABANK Corporation	1,631,718
Capital Goods - 20.0%
48,334	Air Lease Corporation +	2,217,564
21,086	Crane Company	2,073,808
9,531	Curtiss-Wright Corporation +	1,309,750
18,208	Hillenbrand, Inc.	952,278
7,699	Hubbell, Inc.	1,028,356
21,497	MSC Industrial Direct Company, Inc.	1,894,101
		9,475,857
Commercial & Professional Services - 4.9%
19,663	Insperity, Inc. +	2,319,251
Consumer Services - 4.2%
62,457	Ruth's Hospitality Group, Inc.	1,970,518
Energy - 4.9%
26,008	Arch Coal, Inc.	2,325,115
Insurance - 16.6%
40,332	American Equity Investment Life Holding Company	1,426,140
18,649	American Financial Group, Inc.	2,069,480
2,948	American National Insurance Company	381,147
89,588	CNO Financial Group, Inc. +	1,901,057
46,948	Employers Holdings, Inc.	2,126,744
		7,904,568
Materials - 13.6%
8,022	Avery Dennison Corporation	869,184
9,542	Domtar Corporation	497,806
14,798	Reliance Steel & Aluminum Company	1,262,121
62,400	Silgan Holdings, Inc.	1,734,720
37,440	Sonoco Products Company	2,077,920
		6,441,751
Media & Entertainment - 12.0%
47,070	Cinemark Holdings, Inc.	1,892,214
81,797	Interpublic Group of Companies, Inc.	1,870,698
23,538	Nexstar Media Group, Inc. - Class A +	1,915,993
		5,678,905
Transportation - 4.7%
18,394	Landstar System, Inc.	2,244,068
Utilities - 2.2%
18,799	National Fuel Gas Company	1,053,872
TOTAL COMMON STOCKS (Cost $42,489,411)		42,954,112

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 17.3%
8,207,126	U.S. Bank Money Market Deposit Account, 1.95%	8,207,126
TOTAL SHORT-TERM INVESTMENTS (Cost $8,207,126)		8,207,126

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.7%
4,624,928	Mount Vernon Liquid Assets Portfolio, LLC, 2.29% (a)*	4,624,928
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,624,928)		4,624,928

TOTAL INVESTMENTS - 117.5% (Cost $55,321,465)		55,786,166
Liabilities in Excess of Other Assets - (17.5)%		(8,305,765)
NET ASSETS - 100.0%		$47,480,401

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
+	All or a portion of this security is on loan as of September 30, 2018. Total value of securities on loan is $4,530,417.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Value 2000 ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 78.1%
Automobiles & Components - 4.2%
36,940	Harley-Davidson, Inc. +	$1,673,382
Banks - 3.4%
10,552	Bar Harbor Bankshares	303,054
11,334	Berkshire Hills Bancorp, Inc.	461,294
23,354	Old Second Bancorp, Inc.	360,819
14,136	People's United Financial, Inc.	242,008
		1,367,175
Capital Goods - 11.2%
20,691	Allegion plc	1,873,984
8,518	Crane Company	837,745
28,538	Hillenbrand, Inc.	1,492,537
3,615	Regal Beloit Corporation	298,057
		4,502,323
Commercial & Professional Services - 2.7%
24,234	HNI Corporation	1,072,112
Diversified Financials - 6.9%
4,675	Nelnet, Inc. - Class A	267,270
22,858	Oppenheimer Holdings, Inc. - Class A	722,313
36,406	Voya Financial, Inc.	1,808,286
		2,797,869
Insurance - 20.3%
54,563	American Equity Investment Life Holding Company	1,929,348
14,720	American Financial Group, Inc.	1,633,478
13,484	American National Insurance Company	1,743,346
76,481	CNO Financial Group, Inc.	1,622,927
27,433	Horace Mann Educators Corporation	1,231,742
		8,160,841
Materials - 14.2%
14,484	FutureFuel Corporation	268,533
20,895	Mercer International, Inc.	351,036
36,731	PolyOne Corporation	1,605,879
22,469	Rayonier Advanced Materials, Inc.	414,104
57,803	Silgan Holdings, Inc.	1,606,924
18,990	Trinseo S.A.	1,486,917
		5,733,393
Media & Entertainment - 3.2%
33,666	Tribune Media Company - Class A	1,293,784
Retailing - 3.8%
42,667	Dick's Sporting Goods, Inc.	1,513,825
Software & Services - 4.0%
32,122	Booz Allen Hamilton Holding Corporation	1,594,215
Technology Hardware & Equipment - 0.9%
5,304	Belden, Inc.	378,759
Utilities - 3.3%
23,718	National Fuel Gas Company	1,329,631
TOTAL COMMON STOCKS (Cost $30,831,430)		31,417,309

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 3.7%
1,502,401	U.S. Bank Money Market Deposit Account, 1.95%	1,502,401
TOTAL SHORT-TERM INVESTMENTS (Cost $1,502,401)		1,502,401

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.4%
1,366,016	Mount Vernon Liquid Assets Portfolio, LLC, 2.29% (a)*	1,366,016
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,366,016)		1,366,016

TOTAL INVESTMENTS - 85.2% (Cost $33,699,847)		34,285,726
Other Assets in Excess of Liabilities - 14.8%		5,955,225
NET ASSETS - 100.0%		$40,240,951

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
+	All or a portion of this security is on loan as of September 30, 2018. Total value of securities on loan is $1,345,229.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Yield 2000 ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 90.7%
Automobiles & Components - 4.4%
66,848	Harley-Davidson, Inc. +	$3,028,215
Banks - 16.1%
40,935	Bryn Mawr Bank Corporation	1,919,851
25,879	IBERIABANK Corporation	2,105,257
54,818	International Bancshares Corporation	2,466,810
15,471	Park National Corporation	1,633,119
18,568	People's United Financial, Inc.	317,884
73,776	United Bankshares, Inc.	2,681,758
		11,124,679
Capital Goods - 4.0%
55,086	Timken Company	2,746,037
Commercial & Professional Services - 8.0%
62,739	HNI Corporation +	2,775,573
148,598	Steelcase, Inc. - Class A	2,749,063
		5,524,636
Diversified Financials - 7.1%
205,617	Navient Corporation	2,771,717
100,166	Waddell & Reed Financial, Inc. - Class A +	2,121,516
		4,893,233
Energy - 4.0%
54,487	PBF Energy, Inc. - Class A	2,719,446
Insurance - 2.8%
43,123	Stewart Information Services Corporation	1,940,966
Materials - 15.0%
51,030	Domtar Corporation	2,662,235
31,621	Greif, Inc. - Class A	1,696,783
28,144	Innophos Holdings, Inc.	1,249,594
101,679	Rayonier Advanced Materials, Inc.	1,873,944
51,250	Sonoco Products Company	2,844,375
		10,326,931
Media & Entertainment - 10.3%
77,742	Cinemark Holdings, Inc. +	3,125,228
217,834	Entravision Communications Corporation - Class A	1,067,387
127,299	Interpublic Group of Companies, Inc. +	2,911,328
		7,103,943
Retailing - 9.0%
81,597	DSW, Inc. - Class A	2,764,507
38,148	Tractor Supply Company	3,466,890
		6,231,397
Technology Hardware & Equipment - 0.3%
6,776	Ituran Location and Control, Ltd.	233,094
Utilities - 9.7%
53,000	Clearway Energy, Inc. - Class A	1,009,120
51,081	National Fuel Gas Company	2,863,601
47,708	NorthWestern Corporation	2,798,551
		6,671,272
TOTAL COMMON STOCKS (Cost $62,116,421)		62,543,849

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 8.4%
5,791,059	U.S. Bank Money Market Deposit Account, 1.95%	5,791,059
TOTAL SHORT-TERM INVESTMENTS (Cost $5,791,059)		5,791,059

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.0%
7,578,256	Mount Vernon Liquid Assets Portfolio, LLC, 2.29% (a)*	7,578,256
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,578,256)		7,578,256

TOTAL INVESTMENTS - 110.1% (Cost $75,485,736)		75,913,164
Liabilities in Excess of Other Assets - (10.1)%		(6,942,411)
NET ASSETS - 100.0%		$68,970,753

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
+	All or a portion of this security is on loan as of September 30, 2018. Total value of securities on loan is $7,402,870.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Quality 2000 ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.1%
Banks - 18.0%
17,541	BancFirst Corporation	$1,051,583
24,253	Commerce Bancshares, Inc.	1,601,183
26,664	Community Bank System, Inc.	1,628,371
33,823	Great Western Bancorp, Inc.	1,426,992
49,583	Trustmark Corporation	1,668,468
		7,376,597
Capital Goods - 16.1%
17,856	Allegion plc	1,617,218
24,679	Kaman Corporation +	1,648,063
12,333	Nordson Corporation	1,713,054
9,191	Watsco, Inc.	1,636,917
		6,615,252
Commercial & Professional Services - 5.5%
37,642	Brady Corporation - Class A	1,646,838
26,774	Knoll, Inc.	627,850
		2,274,688
Consumer Durables & Apparel - 4.0%
24,753	Brunswick Corporation	1,658,946
Consumer Services - 3.8%
33,094	Brinker International, Inc.	1,546,482
Diversified Financials - 1.7%
6,747	Evercore, Inc. - Class A	678,411
Household & Personal Products - 4.0%
27,803	Energizer Holdings, Inc.	1,630,646
Insurance - 6.1%
15,369	American Equity Investment Life Holding Company	543,448
3,413	American National Insurance Company	441,267
17,719	Torchmark Corporation	1,536,060
		2,520,775
Materials - 16.7%
14,848	Avery Dennison Corporation	1,608,781
23,497	FutureFuel Corporation +	435,634
12,902	Kaiser Aluminum Corporation	1,407,092
15,964	Reliance Steel & Aluminum Company	1,361,570
30,674	Sonoco Products Company	1,702,407
4,776	W.R. Grace & Company	341,293
		6,856,777
Media & Entertainment - 4.4%
44,724	Cinemark Holdings, Inc.	1,797,905
Retailing - 7.8%
44,240	Dick's Sporting Goods, Inc.	1,569,635
24,983	Williams-Sonoma, Inc. +	1,641,883
		3,211,518
Software & Services - 1.3%
6,433	j2 Global, Inc.	532,974
Technology Hardware & Equipment - 5.2%
21,701	Ubiquiti Networks, Inc. +	2,145,361
Utilities - 4.5%
49,334	NRG Energy, Inc.	1,845,091
TOTAL COMMON STOCKS (Cost $40,588,323)		40,691,423

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 1.8%
743,437	U.S. Bank Money Market Deposit Account, 1.95%	743,437
TOTAL SHORT-TERM INVESTMENTS (Cost $743,437)		743,437

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.1%
4,946,838	Mount Vernon Liquid Assets Portfolio, LLC, 2.29% (a)*	4,946,838
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,946,838)		4,946,838

TOTAL INVESTMENTS - 113.0% (Cost $46,278,598)		46,381,698
Liabilities in Excess of Other Assets - (13.0)%		(5,335,285)
NET ASSETS - 100.0%		$41,046,413

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
+	All or portion of this security is on loan as of September 30, 2018. Total value of securities on loan is $4,869,727.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Rising Income 1000 ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.1%
Banks - 9.2%
81,279	Bank of America Corporation	$2,394,479
36,732	Citigroup, Inc.	2,635,154
		5,029,633
Capital Goods - 6.0%
16,155	AMETEK, Inc.	1,278,184
26,055	Emerson Electric Company	1,995,292
		3,273,476
Commercial & Professional Services - 3.9%
23,831	Waste Management, Inc.	2,153,369
Consumer Durables & Apparel - 8.4%
33,697	Garmin, Ltd.	2,360,475
16,313	Ralph Lauren Corporation +	2,243,853
		4,604,328
Food, Beverage & Tobacco - 2.9%
32,022	Archer Daniels Midland Company	1,609,746
Health Care Equipment & Services - 4.1%
8,496	UnitedHealth Group, Inc.	2,260,276
Household & Personal Products - 7.1%
15,187	Kimberly-Clark Corporation	1,725,851
25,662	Procter & Gamble Company	2,135,848
		3,861,699
Insurance - 3.2%
24,527	Progressive Corporation	1,742,398
Retailing - 11.0%
27,262	Best Buy Company, Inc.	2,163,512
21,512	Lowe's Companies, Inc.	2,470,008
15,992	Target Corporation	1,410,654
		6,044,174
Semiconductors & Semiconductor Equipment - 4.9%
10,767	Broadcom, Inc.	2,656,542
Software & Services - 20.3%
9,921	Accenture plc - Class A	1,688,554
14,513	International Business Machines Corporation	2,194,511
20,904	Microsoft Corporation	2,390,791
22,873	Total System Services, Inc.	2,258,480
17,190	Visa, Inc. - Class A	2,580,047
		11,112,383
Technology Hardware & Equipment - 4.4%
93,603	HP, Inc. +	2,412,149
Transportation - 9.7%
45,204	Delta Air Lines, Inc.	2,614,147
1,795	FedEx Corporation	432,218
35,786	Southwest Airlines Company	2,234,836
		5,281,201
TOTAL COMMON STOCKS (Cost $48,262,151)		52,041,374

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 0.8%
425,678	U.S. Bank Money Market Deposit Account, 1.95%	425,678
TOTAL SHORT-TERM INVESTMENTS (Cost $425,678)		425,678

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.4%
2,938,353	Mount Vernon Liquid Assets Portfolio, LLC, 2.29% (a)*	2,938,353
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,938,353)		2,938,353

TOTAL INVESTMENTS - 101.3% (Cost $51,626,182)		55,405,405
Liabilities in Excess of Other Assets - (1.3)%		(725,071)
NET ASSETS - 100.0%		$54,680,334

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
+	All or a portion of this security is on loan as of September 30, 2018. Total value of securities on loan is $2,882,985.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Value 1000 ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.4%
Capital Goods - 19.9%
23,506	AMETEK, Inc.	$1,859,794
11,144	Cummins, Inc.	1,627,804
5,343	Emerson Electric Company	409,167
9,306	IDEX Corporation	1,402,042
18,866	Ingersoll-Rand plc	1,929,992
26,634	Textron, Inc. +	1,903,532
		9,132,331
Consumer Durables & Apparel - 3.5%
22,862	Garmin, Ltd. +	1,601,483
Diversified Financials - 10.0%
17,101	American Express Company	1,821,086
9,938	Intercontinental Exchange, Inc.	744,257
65,654	Synchrony Financial	2,040,526
		4,605,869
Health Care Equipment & Services - 13.7%
16,888	AmerisourceBergen Corporation +	1,557,411
1,884	Becton, Dickinson and Company	491,724
11,342	Cigna Corporation	2,361,972
5,525	Humana, Inc. +	1,870,323
		6,281,430
Insurance - 3.5%
19,231	Marsh & McLennan Companies, Inc.	1,590,788
Materials - 4.7%
19,091	Celanese Corporation	2,176,374
Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
10,403	Amgen, Inc.	2,156,438
13,613	Johnson & Johnson	1,880,908
		4,037,346
Retailing - 13.8%
4,742	Advance Auto Parts, Inc.	798,221
22,364	Best Buy Company, Inc.	1,774,807
18,033	Genuine Parts Company	1,792,480
22,240	Target Corporation	1,961,791
		6,327,299
Semiconductors & Semiconductor Equipment - 1.4%
7,970	Xilinx, Inc.	638,955
Software & Services - 8.4%
10,925	Accenture plc - Class A	1,859,435
13,268	International Business Machines Corporation	2,006,254
		3,865,689
Technology Hardware & Equipment - 4.0%
37,350	Cisco Systems, Inc.	1,817,078
Telecommunication Services - 3.7%
32,030	Verizon Communications, Inc.	1,710,082
TOTAL COMMON STOCKS (Cost $41,419,374)		43,784,724

Shares/Amount	Security Description	Value

SHORT-TERM INVESTMENTS - 4.6%
2,105,177	U.S. Bank Money Market Deposit Account, 1.95%	2,105,177
TOTAL SHORT-TERM INVESTMENTS (Cost $2,105,177)		2,105,177

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.7%
2,597,754	Mount Vernon Liquid Assets Portfolio, LLC, 2.29% (a)*	2,597,754
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,597,754)		2,597,754

TOTAL INVESTMENTS - 105.7% (Cost $46,122,305)		48,487,655
Liabilities in Excess of Other Assets - (5.7)%		(2,629,638)
NET ASSETS - 100.0%		$45,858,017

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
+	All or a portion of this security is on loan as of September 30, 2018. Total value of securities on loan is $2,557,885.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Yield 1000 ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 91.4%
Banks - 3.9%
220,023	Huntington Bancshares, Inc.	$3,282,743
Capital Goods - 5.8%
16,349	Eaton Corporation plc	1,417,949
45,707	Emerson Electric Company	3,500,242
		4,918,191
Consumer Durables & Apparel - 4.4%
53,655	Garmin, Ltd.	3,758,533
Energy - 8.1%
24,868	Chevron Corporation	3,040,859
44,237	Exxon Mobil Corporation +	3,761,030
		6,801,889
Food, Beverage & Tobacco - 8.9%
66,389	Altria Group, Inc.	4,003,921
68,985	Archer Daniels Midland Company	3,467,876
		7,471,797
Household & Personal Products - 6.8%
21,245	Kimberly-Clark Corporation +	2,414,282
40,374	Procter & Gamble Company	3,360,328
		5,774,610
Insurance - 8.2%
73,305	MetLife, Inc.	3,424,810
59,182	Principal Financial Group, Inc.	3,467,473
		6,892,283
Media & Entertainment - 3.9%
48,123	Omnicom Group, Inc.	3,273,326
Retailing - 9.4%
34,490	Genuine Parts Company	3,428,306
7,094	Lowe's Companies, Inc.	814,533
106,784	Macy's, Inc.	3,708,608
		7,951,447
Semiconductors & Semiconductor Equipment - 4.4%
51,500	QUALCOMM, Inc.	3,709,545
Software & Services - 9.7%
20,448	Accenture plc - Class A	3,480,250
26,316	International Business Machines Corporation	3,979,242
9,728	Paychex, Inc. +	716,467
		8,175,959
Technology Hardware & Equipment - 8.5%
69,516	Cisco Systems, Inc.	3,381,953
146,736	HP, Inc.	3,781,387
		7,163,340
Telecommunication Services - 9.4%
124,228	AT&T, Inc.	4,171,576
70,441	Verizon Communications, Inc.	3,760,845
		7,932,421
TOTAL COMMON STOCKS (Cost $73,995,912)		77,106,084

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 5.1%
4,297,720	U.S. Bank Money Market Deposit Account, 1.95%	4,297,720
TOTAL SHORT-TERM INVESTMENTS (Cost $4,297,720)		4,297,720

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.2%
4,408,987	Mount Vernon Liquid Assets Portfolio, LLC, 2.29% (a)*	4,408,987
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,408,987)		4,408,987

TOTAL INVESTMENTS - 101.7% (Cost $82,702,619)		85,812,791
Liabilities in Excess of Other Assets - (1.7)%		(1,426,025)
NET ASSETS - 100.0%		$84,386,766

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
+	All or a portion of this security is on loan as of September 30, 2018. Total value of securities on loan is $4,291,748.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Quality 1000 ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.6%
Capital Goods - 15.5%
22,208	AMETEK, Inc.	$1,757,097
23,126	Emerson Electric Company	1,770,989
11,377	IDEX Corporation	1,714,059
21,545	Textron, Inc. +	1,539,821
		6,781,966
Consumer Durables & Apparel - 1.0%
6,444	Garmin, Ltd. +	451,402
Health Care Equipment & Services - 12.1%
5,949	Anthem, Inc. +	1,630,324
16,843	Danaher Corporation	1,830,160
6,898	UnitedHealth Group, Inc.	1,835,144
		5,295,628
Insurance - 12.7%
36,080	Aflac, Inc.	1,698,286
14,763	American Financial Group, Inc.	1,638,250
23,639	Arthur J. Gallagher & Company	1,759,687
5,921	Cincinnati Financial Corporation	454,792
		5,551,015
Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
10,290	Amgen, Inc.	2,133,014
Retailing - 13.7%
4,461	Advance Auto Parts, Inc.	750,920
21,386	Best Buy Company, Inc.	1,697,193
17,425	Genuine Parts Company	1,732,045
20,708	Target Corporation	1,826,653
		6,006,811
Semiconductors & Semiconductor Equipment - 4.9%
26,816	Xilinx, Inc.	2,149,838
Software & Services - 17.8%
9,834	Accenture plc - Class A	1,673,747
11,605	International Business Machines Corporation	1,754,792
8,344	Intuit, Inc.	1,897,425
17,210	Microsoft Corporation	1,968,308
9,605	Oracle Corporation	495,234
		7,789,506
Technology Hardware & Equipment - 9.0%
44,099	Cisco Systems, Inc.	2,145,416
21,049	NetApp, Inc. +	1,807,899
		3,953,315
Transportation - 4.0%
29,989	Delta Air Lines, Inc.	1,734,264
TOTAL COMMON STOCKS (Cost $39,721,073)		41,846,759

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 0.9%
369,536	U.S. Bank Money Market Deposit Account, 1.95%	369,536
TOTAL SHORT-TERM INVESTMENTS (Cost $369,536)		369,536

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.4%
3,676,757	Mount Vernon Liquid Assets Portfolio, LLC, 2.29% (a)*	3,676,757
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,676,757)		3,676,757

TOTAL INVESTMENTS - 104.9% (Cost $43,767,366)		45,893,052
Liabilities in Excess of Other Assets - (4.9)%		(2,145,859)
NET ASSETS - 100.0%		$43,747,193

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
+	All or a portion of this security is on loan as of September 30, 2018. Total value of securities on loan is $3,613,867.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Global Income ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
EXCHANGE TRADED FUNDS - 97.8%
125,715	Invesco 1-30 Laddered Treasury ETF	$3,901,565
240,659	Invesco BulletShares 2022 Corporate Bond ETF +	4,970,811
644,975	iShares 0-5 Year High Yield Corporate Bond ETF	30,365,423
171,208	iShares Intermediate-Term Corporate Bond ETF	9,091,145
55,468	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	5,579,526
703,131	SPDR Bloomberg Barclays Short-Term High Yield Bond ETF	19,399,384
216,020	VanEck Vectors Emerging Markets High Yield Bond ETF	4,944,698
51,282	Vanguard Short-Term Bond ETF	4,001,535
TOTAL EXCHANGE TRADED FUNDS (Cost $81,947,220)		82,254,087

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 2.2%
1,836,116	U.S. Bank Money Market Deposit Account, 1.95%	1,836,116
TOTAL SHORT-TERM INVESTMENTS (Cost $1,836,116)		1,836,116

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.8%
4,858,303	Mount Vernon Liquid Assets Portfolio, LLC, 2.29% (a)*	4,858,303
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,858,303)		4,858,303

TOTAL INVESTMENTS - 105.8% (Cost $88,641,639)		88,948,506
Liabilities in Excess of Other Assets - (5.8)%		(4,883,509)
NET ASSETS - 100.0%		$84,064,997

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
+	All or a portion of this security is on loan as of September 30, 2018. Total value of securities on loan is $4,722,270.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Global High Income ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 47.1%
Banks - 3.1%
117,968	PacWest Bancorp	$5,621,175
89,956	People's United Financial, Inc.	1,540,047
		7,161,222
Diversified Financials - 4.4%
374,574	Navient Corporation	5,049,257
263,349	Santander Consumer USA Holdings, Inc.	5,277,514
		10,326,771
Food, Beverage & Tobacco - 4.2%
121,764	Philip Morris International, Inc.	9,928,637
Household & Personal Products - 4.0%
81,424	Kimberly-Clark Corporation	9,253,023
Insurance - 4.9%
135,392	MetLife, Inc.	6,325,514
88,358	Principal Financial Group, Inc.	5,176,895
		11,502,409
Materials - 2.5%
114,180	Domtar Corporation	5,956,771
Media & Entertainment - 4.4%
454,116	Interpublic Group of Companies, Inc.	10,385,633
Retailing - 2.6%
173,416	Macy's, Inc.	6,022,738
Software & Services - 4.7%
73,300	International Business Machines Corporation	11,083,693
Telecommunication Services - 9.6%
325,311	AT&T, Inc.	10,923,943
216,899	Verizon Communications, Inc.	11,580,238
		22,504,181
Utilities - 2.7%
449,615	AES Corporation	6,294,610
TOTAL COMMON STOCKS (Cost $109,226,407)		110,419,688

EXCHANGE TRADED FUNDS - 50.4%
80,371	Invesco 1-30 Laddered Treasury ETF +	2,494,314
115,689	Invesco BulletShares 2022 Corporate Bond ETF +	2,389,556
1,212,263	iShares 0-5 Year High Yield Corporate Bond ETF	57,073,342
120,493	iShares Intermediate-Term Corporate Bond ETF +	6,398,178
38,725	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund +	3,895,348
1,379,029	SPDR Bloomberg Barclays Short-Term High Yield Bond ETF	38,047,410
153,918	VanEck Vectors Emerging Markets High Yield Bond ETF	3,523,183
55,259	Vanguard Short-Term Bond ETF	4,311,860
TOTAL EXCHANGE TRADED FUNDS (Cost $117,638,606)		118,133,191

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 1.0%
2,431,209	U.S. Bank Money Market Deposit Account, 1.95%	2,431,209
TOTAL SHORT-TERM INVESTMENTS (Cost $2,431,209)		2,431,209

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%
5,072,273	Mount Vernon Liquid Assets Portfolio, LLC, 2.29% (a)*	5,072,273
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,072,273)		5,072,273

TOTAL INVESTMENTS - 100.7% (Cost $234,368,495)		236,056,361
Liabilities in Excess of Other Assets - (0.7)%		(1,593,061)
NET ASSETS - 100.0%		$234,463,300

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
+	All or a portion of this security is on loan as of September 30, 2018. Total value of securities on loan is $4,932,494.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI BullBear Global Rotation ETF
Schedule of Investments
September 30, 2018 (Unaudited)
Shares	Security Description	Value
EXCHANGE TRADED FUNDS - 91.9%
28,766	First Trust Low Duration Opportunities ETF +	$1,466,203
165,116	First Trust North American Energy Infrastructure Fund	3,873,621
13,224	iShares Intermediate-Term Corporate Bond ETF	702,194
41,845	iShares Long-Term Corporate Bond ETF +	2,438,308
9,022	iShares Morningstar Mid-Cap Growth ETF	2,125,413
67,683	iShares MSCI ACWI ETF +	5,026,140
114,198	iShares MSCI India ETF	3,708,009
33,773	iShares MSCI South Korea ETF +	2,305,683
8,879	iShares U.S. Aerospace & Defense ETF	1,921,682
49,931	iShares U.S. Treasury Bond ETF +	1,215,321
146,263	Real Estate Select Sector SPDR Fund	4,769,636
29,577	SPDR S&P Health Care Equipment ETF	2,597,157
21,231	Vanguard Communication Services ETF +	1,847,097
17,596	Vanguard Dividend Appreciation ETF	1,947,877
10,931	Vanguard Information Technology ETF	2,214,183
TOTAL EXCHANGE TRADED FUNDS (Cost $38,086,693)		38,158,524

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 8.1%
3,346,762	U.S. Bank Money Market Deposit Account, 1.95%	3,346,762
TOTAL SHORT-TERM INVESTMENTS (Cost $3,346,762)		3,346,762

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.3%
8,849,100	Mount Vernon Liquid Assets Portfolio, LLC, 2.29% (a)*	8,849,100
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,849,100)		8,849,100

TOTAL INVESTMENTS - 121.3% (Cost $50,282,555)		50,354,386
Liabilities in Excess of Other Assets - (21.3)%		(8,846,782)
NET ASSETS - 100.0%		$41,507,604

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
+	All or a portion of this security is on loan as of September 30, 2018. Total value of securities on loan is $8,651,144.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WBI Power Factor™ High Dividend ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 98.9%
Automobiles & Components - 4.4%
578,676	Ford Motor Company	$5,352,753
Banks - 6.3%
103,482	FNB Corporation	1,316,291
11,137	Hanmi Financial Corporation	277,312
65,436	KeyCorp	1,301,522
201,875	New York Community Bancorp, Inc.	2,093,444
83,651	People's United Financial, Inc. +	1,432,105
61,554	Umpqua Holdings Corporation	1,280,323
		7,700,997
Commercial & Professional Services - 4.9%
170,300	Nielsen Holdings plc	4,710,498
124,044	Pitney Bowes, Inc.	878,232
17,873	Quad/Graphics, Inc.	372,473
		5,961,203
Consumer Services - 5.9%
31,519	Brinker International, Inc. +	1,472,883
154,991	H&R Block, Inc.	3,991,018
39,687	Wyndham Destinations, Inc.	1,720,828
		7,184,729
Diversified Financials - 5.2%
68,080	Federated Investors, Inc. - Class B	1,642,089
71,099	Invesco, Ltd. +	1,626,745
43,534	Legg Mason, Inc.	1,359,567
132,437	Navient Corporation	1,785,251
		6,413,652
Food, Beverage & Tobacco - 9.5%
138,067	General Mills, Inc.	5,925,836
248,708	Keurig Dr Pepper, Inc.	5,762,564
		11,688,400
Health Care Equipment & Services - 3.9%
39,131	Cardinal Health, Inc.	2,113,074
31,047	Owens & Minor, Inc.	512,896
91,193	Patterson Companies, Inc.	2,229,669
		4,855,639
Household & Personal Products - 4.4%
48,088	Kimberly-Clark Corporation	5,464,720
Insurance - 5.9%
15,504	Mercury General Corporation	777,681
33,495	MetLife, Inc. +	1,564,886
73,531	Old Republic International Corporation +	1,645,624
28,036	Principal Financial Group, Inc.	1,642,629
15,385	Prudential Financial, Inc.	1,558,808
		7,189,628
Materials - 2.8%
34,498	International Paper Company	1,695,577
17,571	LyondellBasell Industries N.V. - Class A	1,801,203
		3,496,780
Media & Entertainment - 3.8%
98,557	Entercom Communications Corporation - Class A +	778,600
59,797	Gannett Company, Inc.	598,568
85,455	Interpublic Group of Companies, Inc. +	1,954,356
24,870	Meredith Corporation +	1,269,614
		4,601,138
Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
49,505	Pfizer, Inc.	2,181,685
Retailing - 12.3%
19,316	Buckle, Inc. +	445,234
128,976	Chico's FAS, Inc.	1,118,222
24,404	Kohl's Corporation	1,819,318
188,852	L Brands, Inc.	5,722,215
85,097	Macy's, Inc. +	2,955,419

350,020	Office Depot, Inc.	1,123,564
21,509	Target Corporation	1,897,309
		15,081,281
Software & Services - 5.1%
41,712	International Business Machines Corporation	6,307,272
Technology Hardware & Equipment - 4.1%
105,964	Seagate Technology plc +	5,017,395
Telecommunication Services - 12.8%
146,968	AT&T, Inc.	4,935,186
325,712	CenturyLink, Inc.	6,905,094
31,413	Consolidated Communications Holdings, Inc. +	409,626
65,098	Verizon Communications, Inc.	3,475,582
		15,725,488
Utilities - 5.8%
197,034	CenterPoint Energy, Inc.	5,447,990
39,522	Exelon Corporation	1,725,531
		7,173,521
TOTAL COMMON STOCKS (Cost $121,277,111)		121,396,281

Shares/Amount	Security Description	Value
SHORT-TERM INVESTMENTS - 0.9%
1,102,005	U.S. Bank Money Market Deposit Account, 1.95%	1,102,005
TOTAL SHORT-TERM INVESTMENTS (Cost $1,102,005)		1,102,005

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.6%
12,960,369	Mount Vernon Liquid Assets Portfolio, LLC, 2.29% (a)*	12,960,369
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,960,369)		12,960,369

TOTAL INVESTMENTS - 110.4% (Cost $135,339,485)		135,458,655
Liabilities in Excess of Other Assets - (10.4)%		(12,799,472)
NET ASSETS - 100.0%		$122,659,183

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
+	All or a portion of this security is on loan as of September 30, 2018. Total value of securities on loan is $12,699,988.
*	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

NOTE 1 — ORGANIZATION
Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following twelve separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI BullBear Rising Income 2000 ETF
WBI BullBear Value 2000 ETF
WBI BullBear Yield 2000 ETF
WBI BullBear Quality 2000 ETF
WBI BullBear Rising Income 1000 ETF
WBI BullBear Value 1000 ETF
WBI BullBear Yield 1000 ETF
WBI BullBear Quality 1000 ETF
WBI BullBear Global Income ETF
WBI BullBear Global High Income ETF
WBI BullBear Global Rotation ETF
WBI Power Factor™ High Dividend ETF

Each Fund is classified as a diversified portfolio except WBI BullBear Global Rotation ETF, which is non-diversified.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

A. Valuation:
All equity securities, including domestic common stocks, preferred stocks, real estate investment trusts, exchange-traded funds and exchange-traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market, Nasdaq Select Market and Nasdaq Capital Market (collectively
“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the
Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

Investment in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Shares in privately offered liquidity funds are valued at their NAV per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“USBFS”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principals in the United States ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments.  The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2018:
WBI BullBear Rising Income 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$42,954,112	$-	$-	$42,954,112
Short-Term Investments	-	8,207,126	-	8,207,126
Investments Purchased with Proceeds from Securities Lending	-	4,624,928	-	4,624,928
Total Investments in Securities, at value	$42,954,112	$12,832,054	$-	$55,786,166

WBI BullBear Value 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$31,417,309	$-	$-	$31,417,309
Short-Term Investments	-	1,502,401	-	1,502,401
Investments Purchased with Proceeds from Securities Lending	-	1,366,016	-	1,366,016
Total Investments in Securities, at value	$31,417,309	$2,868,417	$-	$34,285,726

WBI BullBear Yield 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$62,543,849	$-	$-	$62,543,849
Short-Term Investments	-	5,791,059	-	5,791,059
Investments Purchased with Proceeds from Securities Lending	-	7,578,256	-	7,578,256
Total Investments in Securities, at value	$62,543,849	$13,369,315	$-	$75,913,164

WBI BullBear Quality 2000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$40,691,423	$-	$-	$40,691,423
Short-Term Investments	-	743,437	-	743,437
Investments Purchased with Proceeds from Securities Lending	-	4,946,838	-	4,946,838
Total Investments in Securities, at value	$40,691,423	$5,690,275	$-	$46,381,698

WBI BullBear Rising Income 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$52,041,374	$-	$-	$52,041,374
Short-Term Investments	-	425,678	-	425,678
Investments Purchased with Proceeds from Securities Lending	-	2,938,353	-	2,938,353
Total Investments in Securities, at value	$52,041,374	$3,364,031	$-	$55,405,405

WBI BullBear Value 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$43,784,724	$-	$-	$43,784,724
Short-Term Investments	-	2,105,177	-	2,105,177
Investments Purchased with Proceeds from Securities Lending	-	2,597,754	-	2,597,754
Total Investments in Securities, at value	$43,784,724	$4,702,931	$-	$48,487,655

WBI BullBear Yield 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$77,106,084	$-	$-	$77,106,084
Short-Term Investments	-	4,297,720	-	4,297,720
Investments Purchased with Proceeds from Securities Lending	-	4,408,987	-	4,408,987
Total Investments in Securities, at value	$77,106,084	$8,706,707	$-	$85,812,791

WBI Bullbear Quality 1000 ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$41,846,759	$-	$-	$41,846,759
Short-Term Investments	-	369,536	-	369,536
Investments Purchased with Proceeds from Securities Lending	-	3,676,757	-	3,676,757
Total Investments in Securities, at value	$41,846,759	$4,046,293	$-	$45,893,052

WBI BullBear Global Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$82,254,087	-	-	82,254,087
Short-Term Investments	-	1,836,116	-	1,836,116
Investments Purchased with Proceeds from Securities Lending	-	4,858,303	-	4,858,303
Total Investments in Securities, at value	$82,254,087	$6,694,419	$-	$88,948,506

WBI BullBear Global High Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$110,419,688	$-	$-	$110,419,688
Exchange Traded Funds	118,133,191	-	-	118,133,191
Short-Term Investments	-	2,431,209	-	2,431,209
Investments Purchased with Proceeds from Securities Lending	-	5,072,273	-	5,072,273
Total Investments in Securities, at value	$228,552,879	$7,503,482	$-	$236,056,361

WBI BullBear Global Rotation ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,158,524	$-	$-	$38,158,524
Short-Term Investments	-	3,346,762	-	3,346,762
Investments Purchased with Proceeds from Securities Lending	-	8,849,100	-	8,849,100
Total Investments in Securities, at value	$38,158,524	$12,195,862	$-	$50,354,386

WBI Power Factor™ High Dividend ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$121,396,281	$-	$-	$121,396,281
Short-Term Investments	-	1,102,005	-	1,102,005
Investments Purchased with Proceeds from Securities Lending	-	12,960,369	-	12,960,369
Total Investments in Securities, at value	$121,396,281	$14,062,374	$-	$135,458,655

^See Schedules of Investments for breakout of investments by industry group classification.

During the period ended September 30, 2018, the Funds recognized no transfers to or from Levels 1, 2 or 3.

B. Securities Lending:
The Funds may lend up to 33⅓% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S.Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars shall be in the amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of September 30, 2018 the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with U.S. Bank N.A. the securities lending agent.

As of September 30, 2018 the values of the securities on loan and payables for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Collateral Received*
WBI BullBear Rising Income 2000 ETF	$4,530,417	$4,624,928
WBI BullBear Value 2000 ETF	1,345,229	1,366,016
WBI BullBear Yield 2000 ETF	7,402,870	7,578,256
WBI BullBear Quality 2000 ETF	4,869,727	4,946,838
WBI BullBear Rising Income 1000 ETF	2,882,985	2,938,353
WBI BullBear Value 1000 ETF	2,557,885	2,597,754
WBI BullBear Yield 1000 ETF	4,291,748	4,408,987
WBI BullBear Quality 1000 ETF	3,613,867	3,676,757
WBI BullBear Global Income ETF	4,722,270	4,858,303
WBI BullBear Global High Income ETF	4,932,494	5,072,273
WBI BullBear Global Rotation ETF	8,651,144	8,849,100
WBI Power Factor™ High Dividend ETF	12,699,988	12,960,369

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity.

C. Tax Information:
The cost basis of investments for federal income tax purposes as of September 30, 2018 was as follows+:

WBI BullBear Rising Income 2000 ETF
Cost of investments	$ 55,321,465
Gross unrealized appreciation	735,653
Gross unrealized depreciation	(270,952)
Net unrealized appreciation	$ 464,701

WBI BullBear Value 2000 ETF
Cost of investments	$ 33,699,847
Gross unrealized appreciation	836,688
Gross unrealized depreciation	(250,809)
Net unrealized appreciation	$ 585,879

WBI BullBear Yield 2000 ETF
Cost of investments	$ 75,485,736
Gross unrealized appreciation	1,420,724
Gross unrealized depreciation	(993,296)
Net unrealized appreciation	$ 427,428

WBI BullBear Quality 2000 ETF
Cost of investments	$ 46,278,598
Gross unrealized appreciation	1,028,225
Gross unrealized depreciation	(925,125)
Net unrealized appreciation	$ 103,100

WBI BullBear Rising Income 1000 ETF
Cost of investments	$ 51,626,182
Gross unrealized appreciation	3,888,475
Gross unrealized depreciation	(109,252)
Net unrealized appreciation	$ 3,779,223

WBI BullBear Value 1000 ETF
Cost of investments	$ 46,122,305
Gross unrealized appreciation	2,594,189
Gross unrealized depreciation	(228,839)
Net unrealized appreciation	$ 2,365,350

WBI BullBear Yield 1000 ETF
Cost of investments	$ 82,702,619
Gross unrealized appreciation	3,675,108
Gross unrealized depreciation	(564,936)
Net unrealized appreciation	$ 3,110,172

WBI BullBear Quality 1000 ETF
Cost of investments	$ 43,767,366
Gross unrealized appreciation	2,194,726
Gross unrealized depreciation	(69,040)
Net unrealized appreciation	$ 2,125,686

WBI BullBear Global Income ETF
Cost of investments	$ 88,641,639
Gross unrealized appreciation	431,391
Gross unrealized depreciation	(124,524)
Net unrealized appreciation	$ 306,867

WBI BullBear Global High Income ETF
Cost of investments	$ 234,368,495
Gross unrealized appreciation	3,185,753
Gross unrealized depreciation	(1,497,887)
Net unrealized appreciation	$ 1,687,866

WBI BullBear Global Rotation ETF
Cost of investments	$ 50,282,555
Gross unrealized appreciation	521,008
Gross unrealized depreciation	(449,177)
Net unrealized appreciation	$ 71,831

WBI Power Factor™ High Dividend ETF
Cost of investments	$ 135,339,485
Gross unrealized appreciation	2,715,410
Gross unrealized depreciation	(2,596,240)
Net unrealized appreciation	$ 119,170

+Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

NOTE 3 — Certain Risks
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain principal risks pertaining to the Funds.

Counterparty Risk — Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with the over-the-counter (“OTC”) derivatives transactions. In those instances, another ETF holding such derivatives (in which the Fund invests) will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

Debt Securities Risk — The market value of debt securities held by the Funds typically changes as interest rates change, as demand for the instruments changes, and as actual or perceived creditworthiness of an issuer changes. During periods of rising interest rates, the market value of the debt securities held by the Funds will generally decline. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time. Because interest rates in the United States are at historical lows, the Funds may have an increased risk associated with debt securities and rising interest rates. Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for a Fund to sell the instruments at or near the market value used to compute the Fund’s NAV.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential for gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

ETF and Other Investment Companies Risk — When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.

Market Risk — Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product ("ETP") in which the Fund invests may go down, resulting in a decrease in the NAV of the Fund or its shares or a decrease in the market price of the shares.

Equity Securities Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If the Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk —Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Fluctuation of Net Asset Value — The NAV of the shares will fluctuate with changes in market value of the Funds' holdings.

Shares are Not Individually Redeemable — Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the shares.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Absolute Shares Trust

By (Signature and Title)  /s/ Don Schreiber Jr.
       Don Schreiber Jr., President and Principal Executive Officer

Date      11/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Don Schreiber Jr.
      Don Schreiber Jr., President and Principal Executive Officer

Date      11/26/2018

By (Signature and Title)* /s/ Tracey Crespo
 Tracey Crespo, Treasurer and Principal Financial Officer

Date      11/20/2018

* Print the name and title of each signing officer under his or her signature.